COMMITMENTS AND CONTINGENT LIABILITY (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Line Items]
Royalty rate	100.00%
Aggregate contingent liability	$ 18,000
Royalty expense included in cost of revenue	464	645	366
Rent expenses	200
Lease expense	$ 823	$ 1,225	$ 1,161
First Three Years [Member]
Commitments And Contingencies [Line Items]
Royalty rate		3.00%
Minimum [Member]
Commitments And Contingencies [Line Items]
Royalty rate	120.00%
Minimum [Member] | Thereafter [Member]
Commitments And Contingencies [Line Items]
Royalty rate	3.50%
Maximum [Member]
Commitments And Contingencies [Line Items]
Royalty rate	300.00%
Maximum [Member] | Thereafter [Member]
Commitments And Contingencies [Line Items]
Royalty rate	4.50%